Report Of The Directors Financial Review Risk Report - Management judgemental adjustments to ECL (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
ECL estimates, % weight assigned	100.00%
Allowance for ECL
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ 1.7	$ 1.3
Allowance for ECL | Low-risk counterparties (banks, sovereigns and government entities)
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(0.1)	(0.7)
Allowance for ECL | Corporate lending adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	1.3	0.5
Allowance for ECL | Retail lending probability of default adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.0	(0.8)
Allowance for ECL | Retail model default timing adjustment
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.0	1.9
Allowance for ECL | Macroeconomic-related adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.0	0.1
Allowance for ECL | Pandemic-related economic recovery adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.2	0.0
Allowance for ECL | Other retail lending adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.3	0.3
Allowance for ECL | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.5	1.5
Allowance for ECL | Retail | Retail lending probability of default adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets		(0.8)
Allowance for ECL | Retail | Retail model default timing adjustment
Disclosure of financial assets [line items]
Increase (decrease) in financial assets		1.9
Allowance for ECL | Retail | Macroeconomic-related adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets		0.1
Allowance for ECL | Retail | Pandemic-related economic recovery adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.2	0.0
Allowance for ECL | Retail | Other retail lending adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0.3	0.3
Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	1.2	(0.2)
Allowance for ECL | Wholesale | Low-risk counterparties (banks, sovereigns and government entities)
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(0.1)	(0.7)
Allowance for ECL | Wholesale | Corporate lending adjustments
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ 1.3	$ 0.5